Financial Instruments	12 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS

23. FINANCIAL INSTRUMENTS

The Group’s activities expose it to a variety of financial risks including market risk, credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the financial performance of the Group. Risk management is carried out under policies approved by the Board of Directors and overseen by the Audit Committee.

(a)	Market Risk

(i)	Foreign Currency Risk

The Group engages in international purchase transactions and is exposed to foreign currency risk arising from various currency exposures, primarily with respect to the Australian dollar. The parent entity also has exposure to foreign exchange risk in the currency cash reserves it holds to meet its foreign currency payments. The Group does not make use of derivative financial instruments to hedge foreign exchange risk.

The following financial assets and liabilities are subject to foreign currency risk, the currency of the original amounts are displayed in brackets, all the amounts in the table below are displayed in A$ at year-end spot rates:

	Consolidated Entity
	2024	2023
	A$	A$
Cash and cash equivalents (USD)	225,722	15,473,231
Cash and cash equivalents (€EUR)	-	-
Cash and cash equivalents (£GBP)	-	-
Trade and other payables (USD)	(507,820)	(1,611,223)
Trade and other payables (€EUR)	-	-
Trade and other payables (£GBP)	(3,834)	(17,444)
Trade and other payables (JPY)	(2,992)	-
Total exposure	(288,924)	13,844,564

As shown in the table above, the Group is primarily exposed to changes in USD/AUD exchange rates. The sensitivity of profit or loss to changes in the exchange rates arises mainly from US-dollar denominated financial instruments and there is no impact on other components of equity.

Based on the financial instruments held as of June 30, 2023, had the Australian dollar weakened/strengthened by 0.35% (2023: 3.6%),(2022: 8.19%) against the USD with all other variables held constant, the Group’s post-tax loss for the year would have been (A$1,000) lower/higher (2021: A$2,233,871 lower/higher).

(ii)	Interest Rate Risk

The Group’s exposure to interest rate risk, which is the risk that a financial instruments value will fluctuate as a result of changes in market interest rates and the effective weighted average interest rates on classes of financial assets and financial liabilities.

The Group’s exposure to interest rate risk has not changed since the prior year.

At June 30, 2024, the Group had the following cash accounts:

●	A$11,529,456 in an Australian dollar cash maximiser account at an interest rate of 2.7% as of June 30, 2024;

●	A$705,952 in an Australian dollar transaction account at an interest rate of 0.00% as of June 30, 2024;

●	A$182,048 in an Australian dollar transaction account at an interest rate of 0.00% as of June 30, 2024;

●	U.S.$138,388 (A$207,581) in U.S. checking accounts at an interest rate of 0.00% as of June 30, 2024;

●	U.S.$12,094 (A$18,141) in U.S. Airwallex accounts at an interest rate of 0.00% as of June 30, 2024

●	(A$4,293) in a Visa Credit card account at an interest rate of 0.00% as of June 30,2024.

At June 30, 2023, the Group had the following cash accounts:

●	A$27,457 in an Australian dollar cash maximiser account at an interest rate of 1.44% as of June 30, 2023;

●	A$61,518 in an Australian dollar transaction account at an interest rate of 0.00% as of June 30, 2023;

●	A$18,864 in an Australian dollar transaction account at an interest rate of 0.00% as of June 30, 2023;

●	U.S.$10,279,099 (A$15,473,231) in U.S. checking accounts at an interest rate of 0.00% as of June 30, 2023;

●	A$42,713 in a 90 days term deposit at a fixed interest rate of 3.85% which matures on August 28, 2023;

●	A$150,000 in a 90 days term deposit at a fixed interest rate of 3.85% which matures on September 2, 2023;

At June 30, 2022, the Group had the following cash accounts:

●	A$4,863,883 in an Australian dollar cash maximiser account at an interest rate of 0.29% as of June 30, 2022;

●	A$106,224 in an Australian dollar transaction account at an interest rate of 0.00% as of June 30, 2022;

●	A$281,415 in an Australian dollar transaction account at an interest rate of 0.00% as of June 30, 2022;

●	U.S.$20,233,747 (A$29,361,393) in U.S. checking accounts at an interest rate of 0.00% as of June 30, 2022;

●	A$42,713 in a 90 days term deposit at a fixed interest rate of 0.15% which matures on September 2, 2022;

●	A$150,000 in a 90 days term deposit at a fixed interest rate of 0.15% which matures on September 7, 2022;

The weighted average interest rate is 0.05% for cash and cash equivalents and 3.85% for terms deposits for 90 days and apart from usual variances in general rates of interest the Group is not exposed to any significant interest rate risk.

Receivables and payables are non-interest bearing.

The Group’s exposure to interest rates and the effective weighted average interest rate for classes of financial assets and liabilities is set out below:

June 30, 2024	Floating Interest Rate (A$)	Fixed Interest Maturing in (A$)		Non-Interest bearing (A$)	Total (A$)	Average Interest Rate
		1 year or less	1-5 years
Financial Assets
Cash and cash equivalents	11,529,456	(4,293)	-	1,113,722	12,638,885	2.463%
Trade and other receivables	-	-	-	4,041,675	4,041,675
Other current assets	-	30,091	-	10,577	40,668	3.515%

Total Financial Assets	11,529,456	25,798	-	5,165,974	16,721,228

Financial Liabilities
Trade and other payables	-	-	-	(4,619,947)	(4,619,947)
Lease liabilities	-	(107,131)	(51,914)	-	(159,045)
Other Current Liabilities				(100,000)	(100,000)

Total Financial Liabilities	-	(107,131)	(51,914)	(4,719,947)	(4,878,992)

June 30, 2023	Floating Interest Rate (A$)	Fixed Interest Maturing in (A$)		Non-Interest bearing (A$)	Total (A$)	Average Interest Rate
		1 year or less	1-5 years
Financial Assets
Cash and cash equivalents	27,457	192,713	-	15,553,613	15,773,783	0.050%
Trade and other receivables	-	-	-	8,665,704	8,665,704
Other current assets	-	29,150	-	-	-	4.4%

Total Financial Assets	27,457	192,713	-	24,219,317	24,439,487

Financial Liabilities
Trade and other payables	-	-	-	(3,517,708)	(3,517,708)
Lease liabilities	-	(107,177)	(103,207)	-	(210,384)

Total Financial Liabilities	-	(107,177)	(103,207)	(3,517,708)	(3,728,092)

(b)	Credit Risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group has no significant concentration of credit risk and it is not the Group’s policy to hedge credit risk.

The Group ensures that surplus cash is invested with financial institutions of appropriate credit worthiness and limits the amount of credit exposure to any one counter party.

There has been no significant change in the Group’s exposure to credit risk since the previous year. The carrying amount of the Group’s financial assets represents the maximum credit exposure.

(c)	Liquidity Risk

Prudent liquidity risk management implies maintaining sufficient cash and the availability of funding through an adequate amount of committed credit facilities. The Group manages liquidity risk by maintaining sufficient bank balances to fund its operations and the availability of funding through committed credit facilities.

Management monitors rolling forecasts of the Group’s liquidity reserve on the basis of expected cash flows. See Note 1 (Going Concern Basis) of our accompanying financial statements.

	Maturities of Financial Liabilities
2024	Less than 6 months	6-12 months	Greater than 12 months and less than 5 years	Total contracted cash flows	Carrying amounts

Trade and other payables	(4,619,947)	-	-	(4,619,947)	(4,619,947)
Lease liabilities	(53,566)	(53,565)	(51,914)	(159,045)	(159,045)
Total	(4,673,513)	(53,565)	(51,914)	(4,778,992)	(4,778,992)

2023	Less than 6 months	6-12 months	Greater than 12 months and less than 5 years	Total contracted cash flows	Carrying amounts

Trade and other payables	(3,517,708)	-	-	(3,517,708)	(3,517,708)
Lease liabilities	(53,589)	(53,588)	(103,207)	(210,384)	(210,384)
Total	(3,571,297)	(53,588)	(103,207)	(3,728,092)	(3,728,092)

(d)	Capital Risk Management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern and to maintain an optimal capital structure so as to maximize shareholder value. In order to maintain or achieve an optimal capital structure, the Group may issue new shares or reduce its capital, subject to the provisions of the Group’s constitution. The capital structure of the Group consists of equity attributed to equity holders of the Group, comprising contributed equity, reserves and accumulated losses disclosed in Notes 10, 11 and 12. By monitoring undiscounted cash flow forecasts and actual cash flows provided to the Board by the Group’s Management the Board monitors the need to raise additional equity from the equity markets.

(e)	Fair Value Estimation

The carrying amount of financial assets and financial liabilities recorded in the financial statements represents their respective fair values, determined in accordance with the accounting policies disclosed in Note 1 to the financial statements.

Financial Instruments measured at Fair Value

The financial instruments recognised at fair value in the Statement of Financial Position have been analysed and classified using a fair value hierarchy reflecting the significance of the inputs used in making the measurements. The fair value hierarchy consists of the following levels:

-	quoted prices in active markets for identical assets or liabilities (Level 1);

-	inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices) (Level 2); and

-	inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3).

In 2023 and 2022, none of the Group’s assets and liabilities had their fair value determined using the fair value hierarchy. No transfers between the levels of the fair value hierarchy occurred during the current or previous years.